Going Concern Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2023
Going Concern Analysis [Abstract]
Net loss	$ (32,390,447)	$ (27,649,876)
Cash flow from operating activities	(18,576,811)	(22,392,006)
Cash	97,102	$ 2,768,640
Selling amount	$ 1,800,000
Aggregate market value of voting and nonvoting equity.			$ 75,000,000